STOCK OPTIONS	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS [Text Block]
9.     STOCK OPTIONS

During the year ended December 31, 2011, the Company adopted a Stock Option Plan under which the Company can grant up to 6,620,230 shares of its common stock to the officers, directors, employees and consultants.

On January 28, 2011, the Company granted 2,400,000 stock options to directors, officers, and employees exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary.  During the year ended December 31, 2012, the Company recorded stock-based compensation of $40,146 (2011 - $185,113) as consulting expense related to these options.

On May 1, 2011, the Company granted 300,000 stock options to a consultant exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary.  During the year ended December 31, 2012, the Company recorded stock-based compensation of $29,993 (2011 - $21,832) as consulting expense related to these options.

On July 1, 2011, the Company granted 60,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2012, the Company recorded stock-based compensation of $963 (2011 - $682) as consulting expense related to these options.

On November 1, 2011, the Company granted 360,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2012, the Company recorded stock-based compensation of $9,736 (2011 - $682) as consulting expense related to these options.

On March 1, 2012, the Company granted 300,000 stock options to a consultant exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on February 28, 2013. Another 25% vest on the first anniversary and expire on February 28, 2014. The last 25% vest on the second anniversary and expire on February 28, 2015. During the year ended December 31, 2012, the Company recorded stock-based compensation of $340 as consulting expense related to these options.

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair value of stock options granted during the years ended December 31, 2012 and 2011 was $0.001 and $0.10 respectively.  During the year ended December 31, 2012, the Company recorded stock-based compensation of $81,178 (2011 - $195,399) as consulting expense related to the vesting of stock options.

The fair value assumptions used were as follows:
	2012	2011

Expected dividend yield	0%	0%
Risk-free interest rate	0.43%	1.92%
Expected volatility	54%	66%
Expected option life (in years)	1.00	4.54 – 5.00

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding, December 31, 2010	-	$-	-	$-

Granted	3,120,000	$0.25
Cancelled	(400,000)	$0.20

Outstanding, December 31, 2011	2,720,000	$0.26	4.98	$-

Granted	300,000	$0.60
Expired	(200,000)	$0.20

Outstanding, December 31, 2012	2,820,000	$0.30	2.56	$-

Exercisable, December 31, 2012	2,040,000	$0.29	2.50	$-

A summary of the status of the Company’s non-vested options at December 31, 2012, and changes during the years ended December 31, 2012 and 2011 are presented below:
	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2010	-	$-

Granted	3,120,000	$0.10
Cancelled	(400,000)	$0.10
Vested	(1,360,000)	$0.10

Non-vested at December 31, 2011	1,360,000	$0.10

Granted	300,000	$0.001
Expired	(50,000)	$0.11
Vested	(830,000)	$0.08

Non-vested at December 31, 2012	780,000	$0.08

As at December 31, 2012, there was $9,460 (2011 - $71,342) in total unrecognized compensation cost related to non-vested stock options.

As at December 31, 2012, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
150,000 *	$0.60	February 28, 2013
210,000	$0.60	July 30, 2013
75,000	$0.60	February 28, 2014
105,000	$0.60	July 30, 2014
75,000	$0.60	February 28, 2015
105,000	$0.60	July 30, 2015
2,100,000	$0.20	December 29, 2015
2,820,000

* Subsequent to year-end, these stock options expired unexercised.